DUE TO OFFICERS (MEMBERS)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
DUE TO OFFICERS (MEMBERS)
NOTE 8. - DUE TO OFFICERS

Amount due to officers is a result of advances to the Company for working capital purposes and Company expenses paid directly by the officers net of advances or reimbursements.  As of June 30, 2011, the net amount due to officers was $4,509 (as compared with $3,200 due to officers as of December 31, 2010).  No interest has been accrued or paid on any amount due to officers and there are no repayment terms.

NOTE 7. - DUE TO MEMBERS

Amount due to members is a result of member advances to the Company for working capital purposes or services recorded as member advances.  During 2009, two members accepted 504,553 Membership Units each in exchange for $135,996 of advances owed to each member by the Company.  Also, during 2009, one member converted $30,054 of amounts due into a subordinated note payable as discussed in Note 5.  As of December 31, 2010, the remaining unpaid amount due to a member for advances to the Company for working capital purposes was $3,200 ($930 - 2009).  No interest has been accrued or paid on amount due to members and there are no repayment terms.